Goodwill and Other Intangible Assets - Changes in Goodwill Balances (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,849,065,000	$ 1,850,582,000
Foreign translation impact	(531,000)	(1,517,000)
Goodwill related to 2019 acquisition	6,973,000
Goodwill related to 2019 divestiture	(7,864,000)
Impairment	(12,333,000)	0	$ (12,129,000)
Goodwill, ending balance	1,835,310,000	1,849,065,000	1,850,582,000
Web presence
Goodwill [Roll Forward]
Goodwill, beginning balance	1,244,760,000	1,246,277,000
Foreign translation impact	(531,000)	(1,517,000)
Goodwill related to 2019 acquisition	0
Goodwill related to 2019 divestiture	0
Impairment	(12,333,000)
Goodwill, ending balance	1,231,896,000	1,244,760,000	1,246,277,000
Digital marketing
Goodwill [Roll Forward]
Goodwill, beginning balance	604,305,000	604,305,000
Foreign translation impact	0	0
Goodwill related to 2019 acquisition	6,973,000
Goodwill related to 2019 divestiture	(7,864,000)
Impairment	0
Goodwill, ending balance	$ 603,414,000	$ 604,305,000	604,305,000
Domain
Goodwill [Roll Forward]
Impairment			$ (12,100,000)